UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [_];   Amendment Number:
                                                 -----------
      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Advisor Partners, LLC
            -----------------------------
Address:    45 Belden Place, 2nd Floor
            -----------------------------
            San Francisco, CA 94104
            -----------------------------

Form 13F File Number:   28-13399
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Al Steele
        -------------------------
Title:  Chief Executive Officer
        -------------------------
Phone:  415-477-9977
        -------------------------

Signature, Place, and Date of Signing:

            /s/ Al Steele                  San Jose, CA             5-14-2009
      ---------------------------   --------------------------   --------------
             [Signature]                   [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               1
                                            -----------------

Form 13F Information Table Entry Total:          80
                                            -----------------

Form 13F Information Table Value Total:          62,227.74
                                            -----------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.         Form 13F File Number      Name

 1           28-13398                  Bellatore Financial, Inc.
 -----       -----------------------   ----------------------------------

                           FORM 13F INFORMATION TABLE

                               TITLE OF              VALUE        SHARES      SH/      PUT/  INVSTMT        OTHER   VOTING AUTHORITY
         NAME OF ISSUER        CLASS     CUSIP     (X $1000)     PRN AMT      PRN      CALL  DSCRETN       MANAGERS SOLE SHARED NONE
Abbott Laboratories            Common    002824100   1,081.22      22667                     SHARED-DEFINED  1       SOLE
Altria Group                   Common    02209S103     398.96      24904                     SHARED-DEFINED  1       SOLE
AMGEN INCORPORATED             Common    031162100     794.45      16038                     SHARED-DEFINED  1       SOLE
APPLE COMPUTER INC             Common    037833100   1,234.42      11743                     SHARED-DEFINED  1       SOLE
Archer-Daniels-Midlnd Co       Common    039483102     310.89      11191                     SHARED-DEFINED  1       SOLE
AT&T                           Common    00206R102   1,783.03      70683                     SHARED-DEFINED  1       SOLE
BANK OF AMERICA CORP           Common    060505104     354.30      51857                     SHARED-DEFINED  1       SOLE
BANK OF NEW YORK Mellon        Common    064058100     388.93      13767                     SHARED-DEFINED  1       SOLE
Baxter International Inc       Common    071813109     797.24      15565                     SHARED-DEFINED  1       SOLE
BRISTOL-MYERS SQUIBB CO        Common    110122108     677.19      30891                     SHARED-DEFINED  1       SOLE
C V S CORP DEL                 Common    126650100     578.55      21034                     SHARED-DEFINED  1       SOLE
CHEVRONTEXACO CORP             Common    166764100   1,500.12      22293                     SHARED-DEFINED  1       SOLE
CISCO SYSTEMS INC              Common    17275R102     985.69      58777                     SHARED-DEFINED  1       SOLE
COCA COLA COMPANY              Common    191216100   1,154.79      26259                     SHARED-DEFINED  1       SOLE
Comcast Corp New Cl A          Common    20030N101     606.88      44468                     SHARED-DEFINED  1       SOLE
Conocophillips                 Common    20825C104     675.51      17235                     SHARED-DEFINED  1       SOLE
Corning Inc                    Common    219350105     210.95      15897                     SHARED-DEFINED  1       SOLE
DISNEY WALT HLDG CO            Common    254687106     468.85      25813                     SHARED-DEFINED  1       SOLE
DU PONT E I DE NEMOUR&CO       Common    263534109     250.62      11223                     SHARED-DEFINED  1       SOLE
DUKE ENERGY CORPORATION        Common    26441C105     219.05      15295                     SHARED-DEFINED  1       SOLE
E M C CORP MASS                Common    268648102     379.07      33252                     SHARED-DEFINED  1       SOLE
EMERSON ELECTRIC CO            Common    291011104     366.51      12824                     SHARED-DEFINED  1       SOLE
EXELON CORPORATION             Common    30161N101     528.95      11650                     SHARED-DEFINED  1       SOLE
EXXON MOBIL CORPORATION        Common    30231G102   4,430.99      65064                     SHARED-DEFINED  1       SOLE
GENERAL ELECTRIC COMPANY       Common    369604103     982.58      97184                     SHARED-DEFINED  1       SOLE
Gilead Sciences Inc            Common    375558103     742.56      16030                     SHARED-DEFINED  1       SOLE
HEALTH CARE SVCS GROUP INC     Common    421906108     211.65      14136                     SHARED-DEFINED  1       SOLE
Hewlett-Packard Company        Common    428236103   1,188.98      37069                     SHARED-DEFINED  1       SOLE
HOME DEPOT INC                 Common    437076102     661.84      28091                     SHARED-DEFINED  1       SOLE
HONEYWELL INTERNATIONAL        Common    438516106     297.62      10680                     SHARED-DEFINED  1       SOLE
INTEL CORP                     Common    458140100     885.21      58894                     SHARED-DEFINED  1       SOLE
INTL BUSINESS MACHINES         Common    459200101   1,564.77      16146                     SHARED-DEFINED  1       SOLE
Ishares S&P 1500 Indx Fd       Common    464287150   1,680.83      47293                     SHARED-DEFINED  1       SOLE
Ishares S&P Smallcap           Common    464287879     530.77      13641                     SHARED-DEFINED  1       SOLE
Ishares Tr Goldman Sachs       Common    464287374     745.29      31553                     SHARED-DEFINED  1       SOLE
Ishares Tr Msci Eafe Fd        Common    464287465     649.44      17277                     SHARED-DEFINED  1       SOLE
Ishares Tr Russell 3000 Index  Common    464287689     471.88      10285                     SHARED-DEFINED  1       SOLE
Ishares Tr S&P 500 Barra       Common    464287408     890.75      23945                     SHARED-DEFINED  1       SOLE
J P Morgan Chase & Co          Common    46625H100   1,390.91      52328                     SHARED-DEFINED  1       SOLE
JOHNSON & JOHNSON              Common    478160104   1,711.37      32518                     SHARED-DEFINED  1       SOLE
KRAFT FOODS INC CL A           Common    50075N104     400.35      17932                     SHARED-DEFINED  1       SOLE
Kroger Company                 Common    501044101     215.53      10157                     SHARED-DEFINED  1       SOLE
LILLY ELI & COMPANY            Common    532457108     437.47      13093                     SHARED-DEFINED  1       SOLE
Lowes Companies Inc            Common    548661107     433.85      23772                     SHARED-DEFINED  1       SOLE
Marathon Oil Corp              Common    565849106     279.48      10626                     SHARED-DEFINED  1       SOLE
Mc Donalds Corp                Common    580135101   1,003.43      18388                     SHARED-DEFINED  1       SOLE
Medcohealth Solutions          Common    58405U102     439.49      10600                     SHARED-DEFINED  1       SOLE
Medtronic Inc                  Common    585055106     359.87      12211                     SHARED-DEFINED  1       SOLE
MERCK & CO INC                 Common    589331107     748.36      27975                     SHARED-DEFINED  1       SOLE
METLIFE INC                    Common    59156R108     243.30      10685                     SHARED-DEFINED  1       SOLE
MICROSOFT CORP                 Common    594918104   1,380.88      75167                     SHARED-DEFINED  1       SOLE
MORGAN STANLEY                 Common    617446448     412.06      18094                     SHARED-DEFINED  1       SOLE
Occidental Pete Corp           Common    674599105     647.39      11632                     SHARED-DEFINED  1       SOLE
ORACLE CORPORATION             Common    68389X105     903.19      49983                     SHARED-DEFINED  1       SOLE
PEPSICO INCORPORATED           Common    713448108   1,081.44      21003                     SHARED-DEFINED  1       SOLE
PFIZER INCORPORATED            Common    717081103   1,368.22     100454                     SHARED-DEFINED  1       SOLE
PHILIP MORRIS INTL INC         Common    718172109     897.11      25214                     SHARED-DEFINED  1       SOLE
Procter & Gamble Co            Common    742718109   2,027.56      43015                     SHARED-DEFINED  1       SOLE
Qualcomm Inc                   Common    747525103     728.15      18713                     SHARED-DEFINED  1       SOLE
ROLLINS INC                    Common    775711104     219.21      12781                     SHARED-DEFINED  1       SOLE
RYDEX S&P 500 PURE VALUE ETF   Common    78355W304     494.51      42302                     SHARED-DEFINED  1       SOLE
RYDEX S&P SMALLCAP 600 PUREVAL
  UE ETF                       Common    78355W700     235.70      16575                     SHARED-DEFINED  1       SOLE
Schering Plough Corp           Common    806605101     607.18      25782                     SHARED-DEFINED  1       SOLE
Schlumberger Ltd.              Common    806857108     568.96      14001                     SHARED-DEFINED  1       SOLE
Staples Inc                    Common    855030102     216.14      11935                     SHARED-DEFINED  1       SOLE
Texas Instruments Inc          Common    882508104     307.73      18638                     SHARED-DEFINED  1       SOLE
THE SOUTHERN COMPANY           Common    842587107     329.72      10766                     SHARED-DEFINED  1       SOLE
Travelers Cos Inc     Com      Common    89417E109     459.42      11296                     SHARED-DEFINED  1       SOLE
U S Bancorp Del New            Common    902973304     271.77      18600                     SHARED-DEFINED  1       SOLE
United Parcel Service B        Common    911312106     545.39      11080                     SHARED-DEFINED  1       SOLE
UNITED TECHNOLOGIES CORP       Common    913017109     575.74      13395                     SHARED-DEFINED  1       SOLE
Unitedhealth Group Inc         Common    91324P102     374.54      17894                     SHARED-DEFINED  1       SOLE
VALERO ENERGY CORP NEW         Common    91913Y100     200.26      11187                     SHARED-DEFINED  1       SOLE
Vanguard Intl Eqty Index       Common    922042775   2,280.59      81102                     SHARED-DEFINED  1       SOLE
Vanguard Materials             Common    92204A801     485.84      11062                     SHARED-DEFINED  1       SOLE
VERIZON COMMUNICATIONS; ODDLOT
  TENDER                       Common    92343V104   1,263.72      41843                     SHARED-DEFINED  1       SOLE
Walgreen Company               Common    931422109     315.84      12166                     SHARED-DEFINED  1       SOLE
WAL-MART STORES INC            Common    931142103   1,884.51      36160                     SHARED-DEFINED  1       SOLE
WELLS FARGO & CO NEW           Common    949746101     636.90      44718                     SHARED-DEFINED  1       SOLE
Wyeth Corp.                    Common    983024100     913.91      21228                     SHARED-DEFINED  1       SOLE
Yahoo! Inc                     Common    984332106     249.42      19471                     SHARED-DEFINED  1       SOLE